LEASES (Details Narrative)	1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Apr. 02, 2020
Leases [Abstract]
Lessee, Operating Lease, Term of Contract						39 months
Monthly Rent	$ 12,400	$ 26,884	$ 26,885	$ 107,540	$ 35,766
Operating Lease Annual Rent Increase Percentage						0.03
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability		270,950
Lease Incentive Received			$ 139,000
Cash paid for amounts included in the measurement of lease liabilities		$ 48,085